Long-term Debt (Details) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Long-term debt [Line Items]
Cash and cash equivalents	$ 140,555	$ 285,203		$ 208,056	$ 86,000
Restricted cash	5,122			3,769
Long term debt - current portion	0			127,141
Prepayments of lines of credit	$ 111,407
Weighted average interest rate	3.90%	3.30%
Deferred finance charges, net	$ 11,453			16,037
Loan reference interest rate	LIBOR
Write off of unamortized deferred financing fees	$ 1,801	$ 974
DNB-SEB-CEXIM $227,500 Facility
Long-term debt [Line Items]
Amount drawn down	23,400
Sinosure Facility
Long-term debt [Line Items]
Amount drawn down	42,011
Not legally restricted
Long-term debt [Line Items]
Cash and cash equivalents	48,643			150,000
Legally restricted
Long-term debt [Line Items]
Restricted cash	13,907			13,997
Reclassification adjustment due to SCR shortfall
Long-term debt [Line Items]
Long term debt - current portion				14,268
Subsequent Event
Long-term debt [Line Items]
Public offering			$ 50,000
8.00% 2019 Notes
Long-term debt [Line Items]
Deferred finance charges, net	$ 1,461			$ 1,677
First-priority mortgage
Long-term debt [Line Items]
Number of vessels	64
Amount of vessels pledged as collateral	$ 1,569,264
Cross collateral, Bareboat vessels
Long-term debt [Line Items]
Capital leased assets, Number of vessels	6
Capital leased assets, Net book value	$ 232,835